CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2020
CONVERTIBLE NOTES [Abstract]
Convertible Debts
	As of
	December 31,	September 30,
	2019	2020
	$_	$_

Current:
2017 Convertible Notes	29,481	–

Non-current:
2018 Convertible Notes	453,215	112,622
2019 Convertible Notes	903,117	936,265
2020 Convertible Notes	–	872,055

	1,356,332	1,920,942

Issuance of Convertible Notes and Terms
The Company also issued the following convertible notes and the terms are as follow:

	2018 Convertible Notes	2019 Convertible Notes	2020 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019	May 22, 2020
Maturity date	July 1, 2023	December 1, 2024	December 1, 2025
Principal amount	$575,000	$1,150,000	$1,150,000
Interest rate	2.25%	1.00%	2.38%
Initial conversion rate	50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024	September 1, 2025

Convertible Notes With Cash Conversion Option
The 2018 Convertible Notes, 2019 Convertible Notes and 2020 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2018 Convertible Notes	2019 Convertible Notes	2020 Convertible Notes

Liability component	$410,926	$897,918	$856,635
Effective interest rate	9.38%	6.03%	8.21%
Equity component	$152,714	$240,582	$284,727
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500	$8,638

Capped Calls
In connection with the offering of 2019 Convertible Notes and 2020 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2019 Convertible Notes	2020 Convertible Notes

Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54